FAIR VALUE MEASUREMENT - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments in loans and securities	$ 764,119	$ 716,793
Liabilities:
Warrant liability	893	3,242	$ 1,400	$ 27,469
Contingent consideration liability	6,090
Notes
Assets:
Investments in loans and securities	237,958	90,425
Certificates and Other loans and receivables
Assets:
Investments in loans and securities	526,161	626,368
Level 1
Liabilities:
Warrant liability	890	2,106
Contingent consideration liability	0
Level 1 | Notes
Assets:
Investments in loans and securities	0	0
Level 1 | Certificates and Other loans and receivables
Assets:
Investments in loans and securities	0	0
Level 2
Liabilities:
Warrant liability	3	1,136
Contingent consideration liability	0
Level 2 | Notes
Assets:
Investments in loans and securities	114,480	90,425
Level 2 | Certificates and Other loans and receivables
Assets:
Investments in loans and securities	0	0
Level 3
Liabilities:
Warrant liability	0	0
Contingent consideration liability	6,090
Level 3 | Notes
Assets:
Investments in loans and securities	123,478	0
Level 3 | Certificates and Other loans and receivables
Assets:
Investments in loans and securities	$ 526,161	$ 626,368